FEDERATED FIXED INCOME SECURITIES, INC.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 2, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:          FEDERATED FIXED INCOME SECURITIES, INC. (Registrant)
Federated Strategic Income Fund (the “Fund”)
Class A Shares
Class B Shares
Class C Shares
Class F Shares
Institutional Shares
1933 Act File No. 33-43472
1940 Act File No. 811-6447

Dear Sir or Madam:

Post-Effective Amendment No. 53 under the Securities Act of 1933 and Amendment No. 53 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Registrant’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective 60 days after filing pursuant to the provisions of Rule 485(a) under the Securities Act of 1933.  A Rule 485(a) filing is being made to conform the registration statement to the requirements of Form N-1A, as amended, effective March 31, 2009.

Financial statements and other annually updated disclosure will be filed by amendment.  The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about January 29, 2010, to become effective simultaneously with the effectiveness of Registrant's Rule 485(a) post-effective amendment.

           The Registrant acknowledges the receipt of your comments on Rule 485(a) filings submitted at the end of September 2009 for certain portfolios of Federated Fixed Income Securities, Inc., Federated Total Return Series, Inc. and Federated Equity Funds.  The comments were not resolved until after preparation of this 485(a) filing was completed. Please note that the Registrant intends to comply with all previously agreed upon global disclosure changes and Form N-1A changes related to the fee tables, bar charts and average annual total return tables.  Please note that the Registrant will bring to your attention promptly for discussion any disclosure matters in its Registration Statement which it believes may differ from those previously agreed upon changes.

In connection with the review of this filing by the staff, the Registrant acknowledges the staff’s view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-5741.

Very truly yours,

/s/ Kimberly R. Lieb
Kimberly R. Lieb
Paralegal

Enclosures